Shareholder Report, Holdings (Details)	Jun. 30, 2024
SmartETFs Smart Transportation & Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.85%
SmartETFs Smart Transportation & Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.06%
SmartETFs Smart Transportation & Technology ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.31%
SmartETFs Smart Transportation & Technology ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SmartETFs Smart Transportation & Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.76%
SmartETFs Smart Transportation & Technology ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.42%
SmartETFs Smart Transportation & Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.79%
SmartETFs Smart Transportation & Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.53%
SmartETFs Smart Transportation & Technology ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.21%
SmartETFs Smart Transportation & Technology ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.09%
SmartETFs Smart Transportation & Technology ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.08%
SmartETFs Smart Transportation & Technology ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.79%
SmartETFs Smart Transportation & Technology ETF | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SmartETFs Smart Transportation & Technology ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SmartETFs Smart Transportation & Technology ETF | Kia Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SmartETFs Smart Transportation & Technology ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SmartETFs Smart Transportation & Technology ETF | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SmartETFs Smart Transportation & Technology ETF | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SmartETFs Smart Transportation & Technology ETF | Quanta Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SmartETFs Smart Transportation & Technology ETF | NXP Semiconductors NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SmartETFs Smart Transportation & Technology ETF | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SmartETFs Smart Transportation & Technology ETF | Analog Devices Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SmartETFs Advertising & Marketing Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.23%
SmartETFs Advertising & Marketing Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.41%
SmartETFs Advertising & Marketing Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SmartETFs Advertising & Marketing Technology ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.27%
SmartETFs Advertising & Marketing Technology ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.88%
SmartETFs Advertising & Marketing Technology ETF | Britain
Holdings [Line Items]
Percent of Net Asset Value	9.32%
SmartETFs Advertising & Marketing Technology ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Advertising & Marketing Technology ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.07%
SmartETFs Advertising & Marketing Technology ETF | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	1.71%
SmartETFs Advertising & Marketing Technology ETF | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SmartETFs Advertising & Marketing Technology ETF | Criteo SA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Advertising & Marketing Technology ETF | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Advertising & Marketing Technology ETF | Meta Platforms Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SmartETFs Advertising & Marketing Technology ETF | Trade Desk Inc./The
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SmartETFs Advertising & Marketing Technology ETF | Magnite Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SmartETFs Advertising & Marketing Technology ETF | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SmartETFs Advertising & Marketing Technology ETF | Adobe Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SmartETFs Advertising & Marketing Technology ETF | HubSpot Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SmartETFs Advertising & Marketing Technology ETF | Future PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The SmartETFs Sustainable Energy II ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.48%
The SmartETFs Sustainable Energy II ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.09%
The SmartETFs Sustainable Energy II ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
The SmartETFs Sustainable Energy II ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.92%
The SmartETFs Sustainable Energy II ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The SmartETFs Sustainable Energy II ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.63%
The SmartETFs Sustainable Energy II ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	0.29%
The SmartETFs Sustainable Energy II ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.98%
The SmartETFs Sustainable Energy II ETF | Britain
Holdings [Line Items]
Percent of Net Asset Value	2.69%
The SmartETFs Sustainable Energy II ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
The SmartETFs Sustainable Energy II ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.63%
The SmartETFs Sustainable Energy II ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.72%
The SmartETFs Sustainable Energy II ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.69%
The SmartETFs Sustainable Energy II ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
The SmartETFs Sustainable Energy II ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
The SmartETFs Sustainable Energy II ETF | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.60%
The SmartETFs Sustainable Energy II ETF | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
The SmartETFs Sustainable Energy II ETF | Nextera Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
The SmartETFs Sustainable Energy II ETF | Hubbell Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The SmartETFs Sustainable Energy II ETF | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
The SmartETFs Sustainable Energy II ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
The SmartETFs Sustainable Energy II ETF | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	3.50%
The SmartETFs Sustainable Energy II ETF | First Solar Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SmartETFs Asia Pacific Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	38.50%
SmartETFs Asia Pacific Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
SmartETFs Asia Pacific Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.30%
SmartETFs Asia Pacific Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
SmartETFs Asia Pacific Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.60%
SmartETFs Asia Pacific Dividend Builder ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Asia Pacific Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SmartETFs Asia Pacific Dividend Builder ETF | Hon Hai Precision Industry Co Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SmartETFs Asia Pacific Dividend Builder ETF | China Construction Bank Corp. - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Asia Pacific Dividend Builder ETF | China Resources Gas Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Asia Pacific Dividend Builder ETF | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Asia Pacific Dividend Builder ETF | Qualcomm Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Asia Pacific Dividend Builder ETF | Industrial & Commercial Bank of China Ltd. - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Asia Pacific Dividend Builder ETF | Elite Material Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Asia Pacific Dividend Builder ETF | Tech Mahindra Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Asia Pacific Dividend Builder ETF | China Overseas Land & Investments Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
SmartETFs Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
SmartETFs Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.10%
SmartETFs Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	45.00%
SmartETFs Dividend Builder ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SmartETFs Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Dividend Builder ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Dividend Builder ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | Sonic Healthcare Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | AbbVie Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Dividend Builder ETF | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Dividend Builder ETF | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Dividend Builder ETF | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SmartETFs Dividend Builder ETF | Cisco Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%